Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net income	$ 592,216	$ 325,972	$ 369,041
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	405,906	373,546	258,264
Provisions for cardholder losses	51,194	49,363	41,264
Share-based compensation	42,409	43,728	41,549
Provisions for bad debt expenses and billing adjustments	10,169	7,584	4,495
Charges for transaction processing provisions	11,716	5,351	6,976
Amortization of debt issuance costs	4,307	13,570	1,841
Dividends received from equity investments	20,589	15,246	12,097
Loss (gain) on foreign currency	907	(1,748)	388
Amortization of bond discount	907	750	397
Loss on disposal of equipment, net	2,307	774	(397)
Loss on impairment	1,298
Excess tax benefit from share-based payment arrangements		(9,905)	(24,357)
Deferred income tax (benefit) expense	(172,488)	7,435	(4,083)
Gain on disposal of subsidiaries			(3,568)
Equity in income of equity investments, net of tax	(40,532)	(26,115)	(25,430)
Changes in operating assets and liabilities, net of effects of acquisitions:
Accrued salaries and employee benefits	13,538	(2,597)	29,168
Accounts receivable	(29,729)	(73,235)	(39,218)
Prepaid expenses, other current assets and other long-term assets	3,089	(58,345)	(7,372)
Accounts payable	17,653	(12,562)	(3,987)
Other current liabilities and other long-term liabilities	(78,964)	59,217	(55,034)
Net cash provided by operating activities	856,492	718,029	602,034
Cash flows from investing activities:
Purchases of property and equipment	(70,039)	(51,132)	(54,640)
Additions to contract acquisition costs	(69,806)	(45,847)	(58,728)
Additions to internally developed computer software	(30,265)	(34,043)	(39,219)
Additions to licensed computer software from vendors	(25,916)	(11,551)	(50,729)
Cash used in acquisitions, net of cash acquired		(2,345,493)	(750)
Other investing activities	(2,718)	(4,930)	42
Net cash used in investing activities	(198,744)	(2,492,996)	(204,024)
Cash flows from financing activities:
Principal payments on long-term borrowings and capital lease obligations	(421,306)	(724,084)	(54,719)
Purchase of noncontrolling interest	(70,000)	(5,878)
Dividends paid on common stock	(79,017)	(73,378)	(73,677)
Subsidiary dividends paid to noncontrolling shareholders	(5,997)	(5,548)	(5,028)
Repurchase of common stock under plans and tax withholding	(284,237)	(30,275)	(242,235)
Debt issuance costs		(26,555)
Excess tax benefit from share-based payment arrangements		9,905	24,357
Proceeds from borrowings of long-term debt	200,000	2,666,295	1,912
Proceeds from exercise of stock options	21,832	11,708	58,636
Net cash (used in) provided by financing activities	(638,725)	1,822,190	(290,754)
Cash and cash equivalents:
Effect of exchange rate changes on cash and cash equivalents	5,980	(11,197)	(7,111)
Net increase in cash and cash equivalents	25,003	36,026	100,145
Cash and cash equivalents at beginning of period	425,354	389,328	289,183
Cash and cash equivalents at end of period	450,357	425,354	389,328
Supplemental cash flow information:
Interest paid	112,705	84,420	40,425
Income taxes paid, net	$ 269,113	$ 87,428	$ 171,455